Other Gains and Losses, Net	12 Months Ended
Oct. 31, 2024
Other Income [Abstract]
OTHER GAINS AND LOSSES, NET
9.	OTHER GAINS AND LOSSES, NET

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Net exchange (loss) gain	(222)	(356)	151	589
Recovery of accounts and other receivables written off	—	1	2	20
Gain on disposal of subsidiaries	37,222	14,697	—	—
	37,000	14,342	153	609

During the six months ended October 31, 2023, the Company disposed of certain subsidiaries which were principally engaged in digital solution services. During the year ended October 31, 2024, the Company disposed of certain subsidiaries which were principally engaged in digital solution services and hotel operation.